Stock-Based Compensation - Schedule of Classification of Stock Options Expenses (Details) - Stock Options [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Stock-Based Compensation [Line Items]
Total stock-based compensation -Stock Options	$ 473	$ 279	$ 985	$ 662
Cost of Revenue [Member]
Stock-Based Compensation [Line Items]
Total stock-based compensation -Stock Options	20	10	40	37
Research and Development [Member]
Stock-Based Compensation [Line Items]
Total stock-based compensation -Stock Options	42	95	83	230
Sales and Marketing [Member]
Stock-Based Compensation [Line Items]
Total stock-based compensation -Stock Options	(13)	26	30	84
General and Administrative [Member]
Stock-Based Compensation [Line Items]
Total stock-based compensation -Stock Options	$ 424	$ 148	$ 832	$ 311